SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2022	Jan. 01, 2022	Nov. 28, 2021	Sep. 25, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 04, 2021	Jan. 01, 2022	Oct. 31, 2021	Jul. 31, 2021	Nov. 14, 2021	Sep. 30, 2021	Jul. 31, 2020
Subsequent Event [Line Items]
Stock price										$ 0.0001	$ 0.0001			$ 0.0001
Stock Issued During Period, Value, New Issues											$ 100
Lender [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares					$ 9,000	$ 7,449	$ 10,100	$ 14,600		$ 69,449	$ 232,057
Conversion of common stock					3,743,590	2,979,564	3,740,741	3,743,590		30,198,755	22,187,901
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				20,000
Series B Preferred Stock [Member] | OTC Watch LLC [Member]
Subsequent Event [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage													100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock purchase warrants issued												2,000,000
Warrants expiration term												3 years
Strike price of warrants												$ 0.01
Subsequent Event [Member] | GENBIO Inc [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			2,036,188
Equity Method Investment, Ownership Percentage		19.90%	19.90%						19.90%
Subsequent Event [Member] | GENBIO Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			99,868,000
Stock price			$ 19
Stock Issued During Period, Value, New Issues			$ 189,749
Subsequent Event [Member] | The Agrarian Group, LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1,242,000							1,242,000
Equity Method Investment, Ownership Percentage		19.99%							19.99%
Subsequent Event [Member] | The Agrarian Group, LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		99,868,000
Stock price		$ 12							$ 12
Stock Issued During Period, Value, New Issues		$ 119,841
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	2,000	99,868	99,868